Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2024	December 31, 2023
Heap leach ore	$467,719	$470,894
Stockpiled ore	109,762	52,890
Work-in-process	29,454	16,406
Finished goods	14,895	14,139
Supplies	72,813	58,044
Total inventories	$694,643	$612,373

Classified and presented as:
Current	$417,541	$412,005
Non-current(1)	277,102	200,368
	$694,643	$612,373
(1)    Non-current inventories at December 31, 2024 and 2023 relate to heap leach ore at Mesquite and Castle Mountain.